Reconciliation of the information by business segment with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Business segment information
Sales	$ 52,540	$ 49,611	$ 39,915	$ 102,151		$ 81,098
Excise taxes	(6,438)	(6,319)	(5,433)	(12,757)		(10,523)
Revenues from sales	46,102	43,292	34,482	89,394		70,575
Purchases, net of inventory variation	(30,599)	(29,446)	(23,398)	(60,045)		(47,385)
Other operating expenses	(6,761)	(6,937)	(6,106)	(13,698)		(12,272)
Exploration costs	(158)	(204)	(199)	(362)		(396)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,435)	(2,916)	(2,798)	(6,351)		(7,377)
Other income	252	523	570	775		2,895
Other expense	(413)	(190)	(106)	(603)		(397)
Financial interest on debt	(478)	(390)	(345)	(868)		(676)
Financial income and expense from cash & cash equivalents	(54)	(41)	(37)	(95)		(48)
Cost of net debt	(532)	(431)	(382)	(963)		(724)
Other financial income	321	240	285	561		513
Other financial expense	(159)	(170)	(159)	(329)		(319)
Net income (loss) from equity affiliates	1,103	484	310	1,587		858
Income taxes	(2,087)	(1,596)	(472)	(3,683)		(1,165)
Consolidated net income	3,634	2,649	2,027	6,283	$ 3,493	4,806
Group share	3,721	2,636	2,037	6,357		4,886
Non-controlling interests	(87)	$ 13	(10)	(74)		(80)
Adjusted
Business segment information
Sales	52,516		39,942	102,138		81,125
Excise taxes	(6,438)		(5,433)	(12,757)		(10,523)
Revenues from sales	46,078		34,509	89,381		70,602
Purchases, net of inventory variation	(31,263)		(22,939)	(60,623)		(46,929)
Other operating expenses	(6,694)		(5,868)	(13,496)		(11,984)
Exploration costs	(158)		(199)	(362)		(396)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,011)		(2,784)	(5,905)		(5,433)
Other income	254		206	628		314
Other expense	(55)		(58)	(115)		(116)
Financial interest on debt	(469)		(338)	(849)		(662)
Financial income and expense from cash & cash equivalents	(54)		(37)	(95)		(48)
Cost of net debt	(523)		(375)	(944)		(710)
Other financial income	321		285	561		513
Other financial expense	(159)		(159)	(329)		(319)
Net income (loss) from equity affiliates	766		578	1,403		1,169
Income taxes	(1,911)		(700)	(3,590)		(1,639)
Consolidated net income	3,645		2,496	6,609		5,072
Group share	3,553		2,474	6,437		5,032
Non-controlling interests	92		22	172		40
Adjustments
Business segment information
Sales	24		(27)	13		(27)
Revenues from sales	24		(27)	13		(27)
Purchases, net of inventory variation	664		(459)	578		(456)
Other operating expenses	(67)		(238)	(202)		(288)
Depreciation, depletion and impairment of tangible assets and mineral interests	(424)		(14)	(446)		(1,944)
Other income	(2)		364	147		2,581
Other expense	(358)		(48)	(488)		(281)
Financial interest on debt	(9)		(7)	(19)		(14)
Cost of net debt	(9)		(7)	(19)		(14)
Net income (loss) from equity affiliates	337		(268)	184		(311)
Income taxes	(176)		228	(93)		474
Consolidated net income	(11)		(469)	(326)		(266)
Group share	168		(437)	(80)		(146)
Non-controlling interests	$ (179)		$ (32)	$ (246)		$ (120)